Related Party Transactions (Tables)	12 Months Ended
Jan. 31, 2022
Disclosure of transactions between related parties [abstract]
Disclosure of transactions with key management personnel [Table Text Block]
	Year ended January 31, 2022	Year ended January 31, 2021

Management fees to the CEO	$109,500	$99,500
Management fees to a prior director	-	6,000
Management fees to the COO	92,000	68,000
Management fees to the CFO	68,345	43,550
Total Management fees	$269,845	$217,050
Vehicle expense to the CEO	18,000	12,000
Vehicle expenses to the COO	18,000	10,500
Rent to the CEO included in rent expense	28,500	21,500
	$334,345	$261,050